Revenue (Disaggregation) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 5,765		$ 5,506
Total operating revenues	5,765		5,506
Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	2,724		2,480
Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1,501		1,494
Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	445		474
Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1,280		1,058
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	(157)		29
Operating
Disaggregation of Revenue [Line Items]
Total operating revenues	5,765		5,506
Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,724		2,480
Total operating revenues	2,718		2,473
Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,501		1,494
Total operating revenues	1,501		1,494
Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	445		474
Total operating revenues	445		474
Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,280		1,058
Total operating revenues	1,276		1,051
Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(157)		29
Total operating revenues	(175)		14
Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(28)		(29)
Total operating revenues		$ (28)		$ (29)
Eliminations | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	6		7
Eliminations | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Eliminations | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Eliminations | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	4		7
Eliminations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	18		15
Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(161)		30
Total operating revenues	(161)		30
Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	14		16
Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(157)		29
Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(18)		(15)
Electric Revenue | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	4,665		4,442
Total operating revenues	4,665		4,442
Electric Revenue | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,724		2,480
Electric Revenue | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,501		1,494
Electric Revenue | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	445		474
Electric Revenue | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1		1
Electric Revenue | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(6)		(7)
Electric Revenue | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,411		2,350
Electric Revenue | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,449		1,365
Electric Revenue | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	797		806
Electric Revenue | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	165		179
Electric Revenue | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,393		1,316
Electric Revenue | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	754		678
Electric Revenue | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	407		405
Electric Revenue | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	232		233
Electric Revenue | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	478		434
Electric Revenue | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	215		178
Electric Revenue | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	237		224
Electric Revenue | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	26		32
Electric Revenue | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Other Electric And Regulatory
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	323		281
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	289		242
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	27		31
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7		8
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Electric Revenue | Regulated | Other Electric And Regulatory | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,261		1,034
Total operating revenues	1,261		1,034
Gas Revenue | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,265		1,041
Gas Revenue | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(4)		(7)
Gas Revenue | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	642		495
Gas Revenue | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	642		495
Gas Revenue | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	379		275
Gas Revenue | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	379		275
Gas Revenue | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	63		54
Gas Revenue | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	65		54
Gas Revenue | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(2)		0
Gas Revenue | Regulated | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	119		149
Gas Revenue | Regulated | Other | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	121		156
Gas Revenue | Regulated | Other | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Gas Revenue | Regulated | Other | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(2)		(7)
Marketing and trading margin | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	102		38
Marketing and trading margin | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Marketing and trading margin | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Marketing and trading margin | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Marketing and trading margin | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Marketing and trading margin | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	102		38
Marketing and trading margin | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Energy sales | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Energy sales | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Energy sales | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Energy sales | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Energy sales | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Energy sales | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	21		16
Energy sales | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(21)		(16)
Finance Income | Regulated | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	58		61
Finance Income | Regulated | Operating | Florida Electric Utility | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Finance Income | Regulated | Operating | Canadian Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Finance Income | Regulated | Operating | Other Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Finance Income | Regulated | Operating | Gas Utilities and Infrastructure | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	58		61
Finance Income | Regulated | Operating | Other | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Finance Income | Regulated | Eliminations | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Other | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	60		61
Other | Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	17		17
Other | Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	33		28
Other | Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	15		22
Other | Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1		1
Other | Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0		0
Other | Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(6)		(7)
Other | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	23		37
Other | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Other | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Other | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Other | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	14		16
Other | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	9		21
Other | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0		0
Mark-To-Market | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	(286)		(45)
Mark-To-Market | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Mark-To-Market | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Mark-To-Market | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Mark-To-Market | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0		0
Mark-To-Market | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	(289)		(46)
Mark-To-Market | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	$ 3		$ 1